Federated Hermes Money Market Obligations Trust

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

June 29, 2026

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

RE:	Federated Hermes Money Market Obligations Trust (the “Registrant”)
Federated Hermes U.S. Treasury Cash Reserves (the “Fund”)
Select Shares Service Shares Institutional Shares Administrative Shares Advisor Shares Premier Shares Cash Reserve Shares
1933 Act File No. 033-31602 1940 Act File No. 811-05950

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated June 30, 2026, that otherwise would have been filed under Rule 497(c) under the 1933 Act, do not differ from the forms of Prospectuses and Statements of Additional Information contained in the Registration Statement for the Fund which were electronically filed pursuant to Rule 485(b) as Post-Effective Amendment No. 274 on June 24, 2026.

If you have any questions concerning the enclosed material, please contact Stefan Heidinger at stefan.heidinger@federatedhermes.com or (412) 288-6423.

Respectfully Submitted,

/ s / George F. Magera
George F. Magera
Assistant Secretary